Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000006316 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006316 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006316 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006316 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006316 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006316 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006316 | On Holding AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006316 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006316 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006316 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006316 | Germany
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006316 | Poland
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006316 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006316 | Italy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006316 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006316 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006316 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006316 | Denmark
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006316 | United States
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006316 | France
Holdings [Line Items]
Percent of Total Investments	22.40%
C000155977 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000155977 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.10%
C000155977 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.20%
C000155977 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000155977 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155977 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155977 | On Holding AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155977 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155977 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155977 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155977 | Germany
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155977 | Poland
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155977 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155977 | Italy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000155977 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.60%
C000155977 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.70%
C000155977 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.50%
C000155977 | Denmark
Holdings [Line Items]
Percent of Total Investments	13.10%
C000155977 | United States
Holdings [Line Items]
Percent of Total Investments	18.60%
C000155977 | France
Holdings [Line Items]
Percent of Total Investments	22.40%
C000006319 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006319 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006319 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006319 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006319 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006319 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006319 | On Holding AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006319 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006319 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006319 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006319 | Germany
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006319 | Poland
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006319 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006319 | Italy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006319 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006319 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006319 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006319 | Denmark
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006319 | United States
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006319 | France
Holdings [Line Items]
Percent of Total Investments	22.40%
C000006318 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006318 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006318 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006318 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006318 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006318 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006318 | On Holding AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006318 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006318 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006318 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006318 | Germany
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006318 | Poland
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006318 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006318 | Italy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006318 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006318 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006318 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006318 | Denmark
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006318 | United States
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006318 | France
Holdings [Line Items]
Percent of Total Investments	22.40%